Net cash flow from operating activities - Summary of cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities 31
Result before tax	€ 3,399	€ 5,653	€ 6,986
Adjusted for: - Depreciation and amortisation	829	789	520
- Addition to loan loss provisions	2,675	1,120	656
- Other non-cash items in Result before tax	1,671	1,213	(1,763)
Taxation paid	(1,734)	(2,345)	(1,602)
- Loans and advances to banks, not available on demand	10,033	(1,338)	(777)
- Deposits from banks, not payable on demand	43,044	(2,574)	566
Net change in Loans and advances to/from banks, not available/payable on demand	53,078	(3,911)	(211)
- Trading assets	(2,101)	605	16,928
- Trading liabilities	4,667	(3,173)	(7,018)
Net change in Trading assets and Trading liabilities	2,566	(2,568)	9,910
- Loans and advances to customers	2,876	(16,687)	(31,356)
- Customer deposits	39,740	18,040	19,709
- Non-trading derivatives	(1,440)	1,072	(215)
- Assets designated at fair value through profit or loss	(1,369)	(7)	(725)
- Assets mandatorily at fair value through profit or loss	(1,963)	23,343	(6,968)
- Other assets	1,082	1,363	684
- Other financial liabilities at fair value through profit or loss	1,189	(12,235)	10,522
- Provisions and other liabilities	(1,355)	(1,784)	769
- Other 31	(3,856)	11,752	4,067
Net cash flow from/(used in) operating activities	€ 101,243	€ 13,055	€ 6,915